Organization and Nature of Operations	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
ORGANIZATION AND NATURE OF OPERATIONS

We are a Delaware limited liability company formed by Cheniere Energy Partners, L.P. (“Cheniere Partners”) in June 2010 to own, develop and operate natural gas liquefaction facilities in Cameron Parish, Louisiana (the “Liquefaction Project”) at the Sabine Pass LNG terminal (the “Sabine Pass LNG terminal”) adjacent to the existing regasification facilities owned and operated by Sabine Pass LNG, L.P. (“Sabine Pass LNG”). We are a Houston-based company with one member, Sabine Pass LNG-LP, LLC, an indirect wholly owned subsidiary of Cheniere Partners. We and Sabine Pass LNG are each indirect wholly owned subsidiaries of Cheniere Energy Investments, LLC (“Cheniere Investments”), which is a wholly owned subsidiary of Cheniere Partners. Cheniere Partners is a publicly traded limited partnership (NYSE MKT: CQP) formed in November 2006 and is 55.9% owned subsidiary of Cheniere Energy Partners LP Holdings, LLC, which is in turn an 80.1% owned subsidiary of Cheniere Energy, Inc. (“Cheniere”), a Houston-based energy company primarily engaged in LNG-related businesses.

Our Liquefaction Project is being developed at the Sabine Pass LNG terminal adjacent to the existing regasification facilities. The Sabine Pass LNG terminal is located on the Sabine Pass deep water shipping channel less than four miles from the Gulf Coast and includes existing infrastructure of five LNG storage tanks with capacity of approximately 16.9 Bcfe, two docks that can accommodate vessels with nominal capacity of up to 266,000 cubic meters and vaporizers with regasification capacity of approximately 4.0 Bcf/d. We plan to construct up to six Trains, which are in various stages of development. Each train is expected to have nominal production capacity of approximately 4.5 mtpa of LNG.

In June 2014, the Financial Accounting Standards Board (“FASB”) amended its guidance on development stage entities. The amendment removed all incremental financial reporting requirements from generally accepted accounting principles in the United States (“GAAP”) for development stage entities. This guidance is effective for interim and annual periods beginning after December 15, 2014, with early adoption permitted. We adopted this guidance in the quarterly period ended June 30, 2014. Prior to our adoption of this guidance, we were a development stage entity because we devote substantially all of our efforts to establishing a new natural gas liquefaction business for which planned principal operations have not commenced. The adoption of this guidance did not have a material impact on our financial position, results of operations or cash flows other than the removal of inception-to-date information about income statement line items, cash flows and equity transactions.

Unless the context requires otherwise, references to “we,” “us,” “our,” the “Company,” or “Sabine Pass Liquefaction” are intended to refer to Sabine Pass Liquefaction.